Dividend (Details)	0 Months Ended		12 Months Ended
	Apr. 15, 2013 CNY	Apr. 13, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 14, 2012 Class A USD ($)	Mar. 10, 2012 Class A USD ($)	Mar. 14, 2012 Class B USD ($)	Mar. 10, 2012 Class B USD ($)	Mar. 14, 2012 ADS USD ($)	Mar. 10, 2012 ADS USD ($)
Dividend
Cash dividends declared (in dollars per share)						$ 0.40	$ 0.09	$ 0.40	$ 0.09	$ 2.00	$ 0.45
Number of Class B ordinary shares represented by each ADS								5	5
Dividends distributed	137,138,046	607,623,579	$ 22,653,591	137,138,046	607,623,579